Short term borrowings (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Short term borrowings
Short-term borrowings	¥ 815,260,000	¥ 2,283,307,000
Restricted cash	¥ 1,043,718,000	¥ 2,248,938,000
Weighted average
Short term borrowings
Interest rate (in percent)	3.93%	4.15%
Secured
Short term borrowings
Short-term borrowings	¥ 663,136,000	¥ 2,042,596,000
Secured | Mr. Xi Wang
Short term borrowings
Short-term borrowings		18,300,000
Secured | Beijing Haidian
Short term borrowings
Short-term borrowings	9,014,000	10,000,000
Secured | Shenzhen HTI Financing Guarantee Co., Ltd
Short term borrowings
Short-term borrowings	53,722,000
Unsecured
Short term borrowings
Short-term borrowings	152,124,000	240,711,000
Borrowings secured by restricted cash
Short term borrowings
Short-term borrowings	597,400,000	2,011,296,000
Restricted cash	670,022,000	2,108,848,000
Borrowings guaranteed by the accounts receivable | BER Technology
Short term borrowings
Short-term borrowings	¥ 3,000,000	¥ 3,000,000